FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Offsetting of derivatives (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives Liabilities
Derivatives Liabilities
Gross derivative liabilities	$ 4,514,630	$ 2,679,643
Offsetting of derivatives		0
Derivative financial instruments in the Consolidated Statement of Financial Position	4,514,630	2,679,643
Master netting agreements	(4,046,024)	(2,679,643)
Collateral paid	(468,606)
Total derivatives liabilities before collateral and Master netting agreements
Forwards | Foreign exchange contracts
Derivatives Liabilities
Gross derivative liabilities	2,719,599	972,295
Forwards | Equity contracts
Derivatives Liabilities
Gross derivative liabilities	8,163	1,367
Swaps | Foreign exchange contracts
Derivatives Liabilities
Gross derivative liabilities	1,268,754	1,332,431
Swaps | Interest rate contracts
Derivatives Liabilities
Gross derivative liabilities	371,179	291,068
Options | Foreign exchange contracts
Derivatives Liabilities
Gross derivative liabilities	146,935	82,482
Derivatives Assets
Derivatives Assets
Gross derivative assets	4,417,863	2,938,142
Offsetting of derivatives		0
Derivative financial instruments in the Consolidated Statement of Financial Position	4,417,863	2,938,142
Master netting agreements	(4,417,863)	(2,540,752)
Collateral received		(378,767)
Total derivatives assets before collateral and Master netting agreements		18,623
Forwards | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	2,895,452	1,084,830
Forwards | Equity contracts
Derivatives Assets
Gross derivative assets	59,140	51,645
Swaps | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	1,068,740	1,463,256
Swaps | Interest rate contracts
Derivatives Assets
Gross derivative assets	278,454	236,033
Options | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	$ 116,077	$ 102,378